Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Operating Leased Assets [Line Items]
Fiscal 2014	$ 51.0
Fiscal 2015	44.3
Fiscal 2016	35.5
Fiscal 2017	28.3
Fiscal 2018	23.6
Thereafter	72.9
Total future minimum lease payments	255.6
Rental expense	$ 101.5	$ 88.1	$ 42.6